                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05634

Morgan Stanley Strategist Fund
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY STRATEGIST FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report

For the six-month period ended January 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                                               LEHMAN
                                                        BROTHERS U.S.            LIPPER
                                                          GOVERNMENT/          FLEXIBLE
                                             S&P 500           CREDIT         PORTFOLIO
CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)         INDEX(2)    FUNDS INDEX(3)
---------------------------------------------------------------------------------------
 13.31%     12.95%     12.89%     13.51%      15.22%            4.76%            13.19%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The six-month period ended January 31, 2004, saw a continuation of several themes that had emerged in the months prior to the period. The equity markets gained strongly through the end of the period, with positive returns in every month except September. Strong GDP growth, improving corporate profit results and continued robust consumer spending, combined to push equity benchmarks higher. This strength remained through the end of the period, though more mixed signals in January moderated the market's gains. By the end of the period, market leadership had shifted from deeply cyclical companies in such sectors as technology, industrials and basic materials to companies with more-concrete earnings visibility.

Performance in the bond market was more mixed. Bonds began the period in the red as investors bid up interest rates in anticipation of economic recovery. After peaking in September, interest rates fell steadily through the end of the period as the bond market began signaling less confidence in the strength of the impending economic recovery. The bond market rallied sharply in the last weeks of the period to end with yields well below their September highs.

PERFORMANCE ANALYSIS

For the six months ended January 31, 2004, Morgan Stanley Strategist Fund performed in line with its peer group as defined by the Lipper Flexible Portfolio Funds Index. Given its portfolio mix of equities and bonds, it underperformed the S&P 500 Index but outperformed the Lehman Brothers U.S. Government/Credit Index.

The Fund entered the period with a defensive posture toward the bond market and an increased exposure to equities. Our cautious bond allocation paid off immediately, as interest rates rose sharply due to an increasingly optimistic economic outlook. After the bond market pullback we allocated more assets to bonds in the belief that they represented fair value. In addition, company reports suggested that equities were poised for an earnings recovery, and accordingly we shifted more Fund assets into that asset class as well. This reallocation of assets turned out to be beneficial, as equities and bonds both posted strong gains for the period.

The Fund's bond holdings provided solid results throughout the period, particularly during December and January. We implemented the Fund's increased allocation to the asset class with a barbell structure that balanced short-maturity government bonds against 10-year Treasuries, with corporate and mortgage-backed bonds between them. The 10-year portion of the Treasury yield curve rallied sharply in the bond rally at the end of the period, and the Fund's 10-year holdings boosted its returns.

With regard to equity holdings, the Fund's positions experienced mixed performance. Throughout the period, in financials the Fund had an underweighted stance relative to the S&P 500 Index. Because these companies returned some of the strongest results that were to be found in the latter half of 2003, the Fund's reduced exposure to them hurt its relative performance. Additionally, we established an overweighted position relative to the S&P 500 in energy companies in anticipation of strong performance by them. This performance did not materialize until the last month of the period, however, leading the Fund's relative performance to suffer as a result. Our biggest contributors to equity performance were an overweighted position relative to the S&P 500 Index in basic materials and industrials, as well as a neutral weighting in information technology. These heavily cyclical sectors gained on signs that the U.S. economy was poised for growth.

   TOP 10 HOLDINGS

   U.S. Treasury Bonds and Notes                    14.4%
   Fed. Natl. Mtge. Assoc.                           4.1
   General Electric Co.                              1.8
   Bard (C.R.) Inc.                                  1.7
   Pfizer, Inc.                                      1.6
   Caterpillar Inc.                                  1.6
   Fisher Scientific Intl                            1.6
   Waste Management Inc.                             1.6
   JP Morgan Chase & Co.                             1.5
   Halliburton Co.                                   1.5

   PORTFOLIO COMPOSITION

   Common Stocks                                    71.0%
   U.S. Government Agencies and Obligations         19.6
   Corporate Bonds                                   6.2
   Short Term                                        2.3
   Asset Backed                                      1.0

SUBJECT TO CHANGE DAILY. TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND PORTFOLIO COMPOSITION IS AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND'S ASSETS ARE ACTIVELY ALLOCATED AMONG THE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS.

2. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT MANAGER ALLOCATES THE FUND'S ASSETS BASED ON, AMONG OTHER THINGS, ITS ASSESSMENT OF THE EFFECTS OF ECONOMIC AND MARKET TRENDS ON DIFFERENT SECTORS OF THE MARKET. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JANUARY 31, 2004

                     CLASS A SHARES*     CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                    (SINCE 07/28/97)     (SINCE 10/31/88)     (SINCE 07/28/97)     (SINCE 07/28/97)
                    -------------------------------------------------------------------------------
  SYMBOL                      SRTAX               SRTBX                SRTCX                SRTDX
  -------------------------------------------------------------------------------------------------
  1 YEAR                      29.84%(4)           28.77%(4)            28.80%(4)            30.06%(4)
                              23.02(5)            23.77(5)             27.80(5)                --

  5 YEARS                      3.32(4)             2.55(4)              2.50(4)              3.54(4)
                               2.21(5)             2.23(5)              2.50(5)                --

  10 YEARS                       --                7.73(4)                --                   --
                                 --                7.73(5)                --                   --

  SINCE INCEPTION              5.49(4)             9.96(4)              4.67(4)              5.73(4)
                               4.62(5)             9.96(5)              4.67(5)                --

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY STRATEGIST FUND

PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004

  NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                COMMON STOCKS (71.0%)
                AEROSPACE & DEFENSE (1.5%)
      192,800   Northrop Grumman Corp.                                                           $    18,645,688
                                                                                                 ---------------
                AGRICULTURAL COMMODITIES/MILLING (1.5%)
    1,178,500   Archer-Daniels-Midland Co.                                                            18,455,310
                                                                                                 ---------------
                APPAREL/FOOTWEAR RETAIL (2.0%)
      808,050   Gap, Inc. (The)                                                                       15,013,569
      372,600   Ross Stores, Inc.                                                                     10,414,170
                                                                                                 ---------------
                                                                                                      25,427,739
                                                                                                 ---------------
                BEVERAGES: NON-ALCOHOLIC (1.1%)
      277,400   Coca-Cola Co. (The)                                                                   13,659,176
                                                                                                 ---------------
                BIOTECHNOLOGY (2.9%)
      470,800   Applera Corp. - Celera Genomics Group*                                                 7,165,576
      279,500   Celgene Corp.*                                                                        11,294,595
      131,700   Cephalon, Inc.*                                                                        7,219,794
      208,100   Gilead Sciences, Inc.*                                                                11,418,447
                                                                                                 ---------------
                                                                                                      37,098,412
                                                                                                 ---------------
                CHEMICALS: MAJOR DIVERSIFIED (0.9%)
      263,400   Dow Chemical Co. (The)                                                                11,049,630
                                                                                                 ---------------
                COMPUTER COMMUNICATIONS (1.2%)
      602,100   Cisco Systems, Inc.*                                                                  15,437,844
                                                                                                 ---------------
                COMPUTER PROCESSING HARDWARE (1.8%)
      507,000   Apple Computer, Inc.*                                                                 11,437,920
      335,200   Dell Inc.*                                                                            11,219,144
                                                                                                 ---------------
                                                                                                      22,657,064
                                                                                                 ---------------
                CONTAINERS/PACKAGING (0.2%)
      115,000   Smurfit-Stone Container Corp.*                                                         1,982,600
                                                                                                 ---------------
                CONTRACT DRILLING (0.9%)
      504,800   Diamond Offshore Drilling, Inc.                                                       11,458,960
                                                                                                 ---------------
                DISCOUNT STORES (1.3%)
      445,800   Costco Wholesale Corp.*                                                               16,530,264
                                                                                                 ---------------
                ELECTRIC UTILITIES (1.6%)
      188,100   Cinergy Corp.                                                                          7,273,827
      425,400   Southern Co. (The)                                                                    12,676,920
                                                                                                 ---------------
                                                                                                      19,950,747
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                ELECTRICAL PRODUCTS (1.4%)
      276,200   Emerson Electric Co.                                                             $    17,649,180
                                                                                                 ---------------
                ELECTRONIC COMPONENTS (0.9%)
      626,000   Flextronics International Ltd. (Singapore)*                                           11,894,000
                                                                                                 ---------------
                ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
      438,500   Applied Materials, Inc.*                                                               9,541,760
                                                                                                 ---------------
                ENVIRONMENTAL SERVICES (1.5%)
      698,300   Waste Management, Inc.                                                                19,384,808
                                                                                                 ---------------
                FINANCIAL CONGLOMERATES (4.5%)
      357,300   American Express Co.                                                                  18,522,432
      385,300   Citigroup Inc.                                                                        19,064,644
      499,500   J.P. Morgan Chase & Co.                                                               19,425,555
                                                                                                 ---------------
                                                                                                      57,012,631
                                                                                                 ---------------
                FOOD: MAJOR DIVERSIFIED (0.9%)
      287,100   Kellogg Co.                                                                           10,855,251
                                                                                                 ---------------
                FOOD: MEAT/FISH/DAIRY (1.4%)
      545,800   Dean Foods Co.*                                                                       17,465,600
                                                                                                 ---------------
                INDUSTRIAL CONGLOMERATES (1.7%)
      630,000   General Electric Co.                                                                  21,186,900
                                                                                                 ---------------
                INFORMATION TECHNOLOGY SERVICES (2.0%)
      485,100   Accenture Ltd. (Class A) (Bermuda)*                                                   11,482,317
      137,450   International Business Machines Corp.                                                 13,639,163
                                                                                                 ---------------
                                                                                                      25,121,480
                                                                                                 ---------------
                INTEGRATED OIL (1.5%)
      206,000   BP PLC (ADR) (United Kingdom)                                                          9,805,600
      235,900   Exxon Mobil Corp.                                                                      9,622,361
                                                                                                 ---------------
                                                                                                      19,427,961
                                                                                                 ---------------
                INTERNET RETAIL (1.1%)
      283,400   Amazon.com, Inc.*                                                                     14,306,032
                                                                                                 ---------------
                INVESTMENT BANKS/BROKERS (0.9%)
      504,600   eSPEED, Inc (Class A)*                                                                11,353,500
                                                                                                 ---------------
                MAJOR BANKS (2.0%)
      160,100   Bank of America Corp.                                                                 13,041,746
      221,900   Wells Fargo & Co.                                                                     12,739,279
                                                                                                 ---------------
                                                                                                      25,781,025
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                MAJOR TELECOMMUNICATIONS (1.6%)
      350,000   SBC Communications, Inc.                                                         $     8,925,000
      300,000   Verizon Communications Inc.                                                           11,058,000
                                                                                                 ---------------
                                                                                                      19,983,000
                                                                                                 ---------------
                MANAGED HEALTH CARE (0.8%)
      197,700   Oxford Health Plans, Inc.                                                              9,529,140
                                                                                                 ---------------
                MEDIA CONGLOMERATES (0.7%)
      518,900   Time Warner Inc.*                                                                      9,117,073
                                                                                                 ---------------
                MEDICAL SPECIALTIES (1.7%)
      223,600   Bard (C.R.), Inc.                                                                     21,063,120
                                                                                                 ---------------
                MOTOR VEHICLES (1.4%)
      804,500   Honda Motor Co., Ltd. (ADR) (Japan)                                                   17,168,030
                                                                                                 ---------------
                MULTI-LINE INSURANCE (1.3%)
      241,100   American International Group, Inc.                                                    16,744,395
                                                                                                 ---------------
                OIL & GAS PRODUCTION (1.3%)
      306,200   Burlington Resources, Inc.                                                            16,761,388
                                                                                                 ---------------
                OILFIELD SERVICES/EQUIPMENT (2.7%)
      634,900   Halliburton Co.                                                                       19,142,235
      316,000   Smith International, Inc.*                                                            15,313,360
                                                                                                 ---------------
                                                                                                      34,455,595
                                                                                                 ---------------
                PACKAGED SOFTWARE (1.8%)
      403,100   Microsoft Corp.                                                                       11,145,715
      867,200   Oracle Corp.*                                                                         11,976,032
                                                                                                 ---------------
                                                                                                      23,121,747
                                                                                                 ---------------
                PHARMACEUTICALS: MAJOR (3.6%)
      195,800   Lilly (Eli) & Co.                                                                     13,322,232
      560,600   Pfizer Inc.                                                                           20,534,778
      266,600   Wyeth                                                                                 10,917,270
                                                                                                 ---------------
                                                                                                      44,774,280
                                                                                                 ---------------
                PRECIOUS METALS (1.4%)
      204,000   Newmont Mining Corp.                                                                   8,498,640
      567,900   Placer Dome Inc. (Canada)                                                              8,978,499
                                                                                                 ---------------
                                                                                                      17,477,139
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                PROPERTY - CASUALTY INSURERS (3.1%)
      341,000   ACE Ltd. (Bermuda)                                                               $    14,806,220
      261,800   Allstate Corp. (The)                                                                  11,901,428
      690,180   Travelers Property Casualty Corp. (Class B)                                           12,492,258
                                                                                                 ---------------
                                                                                                      39,199,906
                                                                                                 ---------------
                PULP & PAPER (0.1%)
      160,000   Abitibi-Consolidated Inc. (Canada)                                                     1,235,200
                                                                                                 ---------------
                RAILROADS (1.3%)
      143,200   Burlington Northern Santa Fe Corp.                                                     4,601,016
      371,800   CSX Corp.                                                                             11,734,008
                                                                                                 ---------------
                                                                                                      16,335,024
                                                                                                 ---------------
                SEMICONDUCTORS (2.3%)
      322,800   Intel Corp.                                                                            9,877,680
      678,300   Micron Technology, Inc.*                                                              10,927,413
      685,132   Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)*                            7,659,776
                                                                                                 ---------------
                                                                                                      28,464,869
                                                                                                 ---------------
                SPECIALTY STORES (1.1%)
      328,500   Bed Bath & Beyond, Inc.*                                                              13,340,385
                                                                                                 ---------------
                STEEL (1.1%)
      127,800   Nucor Corp.                                                                            7,196,418
      180,800   United States Steel Corp.                                                              6,156,240
                                                                                                 ---------------
                                                                                                      13,352,658
                                                                                                 ---------------
                TELECOMMUNICATION EQUIPMENT (2.6%)
      967,700   Motorola, Inc.                                                                        16,044,466
      791,600   Nokia Corp. (ADR) (Finland)                                                           16,354,456
                                                                                                 ---------------
                                                                                                      32,398,922
                                                                                                 ---------------
                TRUCKS/CONSTRUCTION/FARM MACHINERY (1.6%)
      258,400   Caterpillar Inc.                                                                      20,188,792
                                                                                                 ---------------
                WHOLESALE DISTRIBUTORS (1.6%)
      449,100   Fisher Scientific International, Inc.*                                                20,052,315
                                                                                                 ---------------
                WIRELESS TELECOMMUNICATIONS (0.4%)
      195,800   Nextel Communications, Inc. (Class A)*                                                 5,167,162
                                                                                                 ---------------
                TOTAL COMMON STOCKS
                 (COST $648,506,246)                                                                 893,263,702
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS (6.2%)
                AEROSPACE & DEFENSE (0.2%)
$         125   Boeing Co.                                         6.625%       02/15/38         $       134,837
          190   Goodrich Corp.                                     7.625        12/15/12                 224,374
          200   Lockheed Martin Corp.                               7.75        05/01/26                 245,692
           85   Lockheed Martin Corp.                               8.50        12/01/29                 113,194
          335   Raytheon Co.                                        6.15        11/01/08                 367,696
        1,015   Systems 2001 Asset Trust - 144A**                  6.664        09/15/13               1,125,392
                                                                                                 ---------------
                                                                                                       2,211,185
                                                                                                 ---------------
                AIRLINES (0.3%)
        1,347   American West Airlines                              7.10        04/02/21               1,460,620
        1,112   Continental Airlines, Inc.                          6.90        01/02/18               1,126,617
          575   Southwest Airlines Co.                             5.496        11/01/06                 617,411
                                                                                                 ---------------
                                                                                                       3,204,648
                                                                                                 ---------------
                BEVERAGES: ALCOHOLIC (0.0%)
          395   Miller Brewing Co. - 144A**                         4.25        08/15/08                 404,395
                                                                                                 ---------------
                BROADCASTING (0.0%)
          280   Clear Channel Communications, Inc.                  7.65        09/15/10                 330,058
                                                                                                 ---------------
                CABLE/SATELLITE TV (0.1%)
          165   Comcast Cable Communications Inc.                   6.75        01/30/11                 185,097
          565   Comcast Corp.                                       6.50        01/15/15                 619,960
           60   Comcast Corp.                                      7.625        02/15/08                  67,657
          550   TCI Communications, Inc.                           7.875        02/15/26                 649,843
                                                                                                 ---------------
                                                                                                       1,522,557
                                                                                                 ---------------
                CHEMICALS: MAJOR DIVERSIFIED (0.0%)
          270   ICI Wilmington Inc.                                4.375        12/01/08                 272,556
                                                                                                 ---------------
                CONTAINERS/PACKAGING (0.0%)
          355   Sealed Air Corp - 144A**                           5.625        07/15/13                 368,150
                                                                                                 ---------------
                DEPARTMENT STORES (0.1%)
          300   Federated Department Stores, Inc.                  6.625        09/01/08                 335,606
          215   Federated Department Stores, Inc.                   6.90        04/01/29                 236,807
          980   May Department Stores Co., Inc.                     5.95        11/01/08               1,066,241
                                                                                                 ---------------
                                                                                                       1,638,654
                                                                                                 ---------------
                DRUGSTORE CHAINS (0.1%)
        1,505   CVS Corp.                                          5.625        03/15/06               1,607,852
           99   CVS Corp. - 144A**                                 6.204        10/10/25                 106,383
                                                                                                 ---------------
                                                                                                       1,714,235
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
                ELECTRIC UTILITIES (0.4%)
$         220   Appalachian Power Co. (Series H)                    5.95%       05/15/33         $       217,484
          530   Carolina Power & Light Co.                         5.125        09/15/13                 540,451
          250   Cincinnati Gas & Electric Co.                       5.70        09/15/12                 266,296
          180   Cincinnati Gas & Electric Co. (Series A)            5.40        06/15/33                 167,528
          215   Cincinnati Gas & Electric Co. (Series B)           5.375        06/15/33                 199,357
           45   Columbus Southern Power Co.                         4.40        12/01/10                  45,413
          175   Columbus Southern Power Co.                         6.60        03/01/33                 190,738
           60   Consolidated Natural Gas Co. (Series A)             5.00        03/01/14                  60,075
          330   Constellation Energy Group, Inc.                    7.60        04/01/32                 391,872
          140   Detroit Edison Co.                                 6.125        10/01/10                 154,784
           85   Detroit Edison Co.                                  6.35        10/15/32                  91,426
          345   Duke Energy Corp.                                   4.50        04/01/10                 351,542
          205   Entergy Gulf States, Inc. - 144A**                  3.60        06/01/08                 198,494
          365   Exelon Corp.                                        6.75        05/01/11                 411,973
          200   Ohio Power Co.                                      6.60        02/15/33                 217,993
          380   Public Service Electric & Gas Co.                   5.00        01/01/13                 386,927
          155   South Carolina Electric & Gas Co.                   5.30        05/15/33                 146,533
           75   Southern California Edison Co.                      5.00        01/15/14                  75,548
          305   TXU Energy Co.                                      7.00        03/15/13                 340,763
           70   Wisconsin Electric Power Co.                       5.625        05/15/33                  69,312
          125   Wisconsin Energy Corp.                              6.20        04/01/33                 126,938
                                                                                                 ---------------
                                                                                                       4,651,447
                                                                                                 ---------------
                ELECTRICAL PRODUCTS (0.1%)
          620   Cooper Industries Inc.                              5.25        07/01/07                 664,337
                                                                                                 ---------------
                ENVIRONMENTAL SERVICES (0.0%)
          305   Waste Management, Inc.                             6.875        05/15/09                 343,740
                                                                                                 ---------------
                FINANCE/RENTAL/LEASING (0.5%)
        1,135   American General Finance Corp.                     5.875        07/14/06               1,225,200
          395   CIT Group Inc.                                     2.875        09/29/06                 397,289
          755   Countrywide Home Loans, Inc.                        3.25        05/21/08                 747,938
           50   Ford Motor Credit Co.                               7.25        10/25/11                  54,404
          575   Ford Motor Credit Co.                              7.375        10/28/09                 632,915
          305   Household Finance Corp.                            4.125        12/15/08                 309,770
          320   Household Finance Corp.                            5.875        02/01/09                 349,936
          305   Household Finance Corp.                            6.375        10/15/11                 340,120
          350   Household Finance Corp.                             6.40        06/17/08                 389,647
          280   Household Finance Corp.                             6.75        05/15/11                 318,569
          235   International Lease Finance Corp.                   3.75        08/01/07                 238,645

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
$         100   MBNA Capital I (Series A)                          8.278%       12/01/26         $       111,553
          740   MBNA Corp.                                         6.125        03/01/13                 805,025
          580   SLM Corp.                                           5.00        10/01/13                 583,265
                                                                                                 ---------------
                                                                                                       6,504,276
                                                                                                 ---------------
                FINANCIAL CONGLOMERATES (0.8%)
          910   AXA Financial Inc.                                  6.50        04/01/08               1,014,409
          275   Citicorp.                                           6.75        08/15/05                 296,081
          490   Citigroup Inc.                                     5.625        08/27/12                 523,631
          530   Citigroup Inc.                                      5.75        05/10/06                 569,954
          530   Citigroup Inc.                                      6.00        02/21/12                 585,337
          920   Chase Manhattan Corp.                               6.00        02/15/09               1,013,695
          180   General Electric Capital Corp.                      4.25        12/01/10                 180,811
        1,005   General Electric Capital Corp.                      6.75        03/15/32               1,137,299
          240   General Motors Acceptance Corp.                     4.50        07/15/06                 247,037
          620   General Motors Acceptance Corp.                    6.875        09/15/11                 668,507
        1,480   General Motors Acceptance Corp.                     8.00        11/01/31               1,627,750
          720   Prudential Holdings, LLC (Series C) - 144A**       8.695        12/18/23                 900,462
        1,350   Prudential Holdings, LLC (Series B)
                 (FSA) - 144A**                                    7.245        12/18/23               1,510,635
                                                                                                 ---------------
                                                                                                      10,275,608
                                                                                                 ---------------
                FOOD RETAIL (0.1%)
          290   Albertson's, Inc.                                   7.50        02/15/11                 334,375
          985   Kroger Co.                                          6.80        04/01/11               1,109,388
                                                                                                 ---------------
                                                                                                       1,443,763
                                                                                                 ---------------
                FOOD: MAJOR DIVERSIFIED (0.0%)
           65   Kraft Foods Inc.                                   5.625        11/01/11                  69,317
          175   Kraft Foods Inc.                                    6.25        06/01/12                 193,052
                                                                                                 ---------------
                                                                                                         262,369
                                                                                                 ---------------
                FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
          925   United Mexican States (Mexico)                      8.00        09/24/22               1,022,125
          800   United Mexican States (Mexico)                      8.30        08/15/31                 905,200
                                                                                                 ---------------
                                                                                                       1,927,325
                                                                                                 ---------------
                FOREST PRODUCTS (0.1%)
          165   Weyerhaeuser Co.                                    6.00        08/01/06                 176,981
          875   Weyerhaeuser Co.                                    6.75        03/15/12                 971,964
                                                                                                 ---------------
                                                                                                       1,148,945
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
                GAS DISTRIBUTORS (0.1%)
$         460   Consolidated Natural Gas Co.                        6.25%       11/01/11         $       512,517
          415   Ras Laffan Liquid Natural Gas Co.
                 Ltd. - 144A** (Qatar)                             8.294        03/15/14                 483,475
                                                                                                 ---------------
                                                                                                         995,992
                                                                                                 ---------------
                HOME BUILDING (0.1%)
          280   Centex Corp.                                       7.875        02/01/11                 332,116
          220   Pulte Homes, Inc.                                  6.375        05/15/33                 216,817
                                                                                                 ---------------
                                                                                                         548,933
                                                                                                 ---------------
                HOME FURNISHINGS (0.0%)
          290   Mohawk Industries Inc.                              7.20        04/15/12                 332,133
                                                                                                 ---------------
                HOSPITAL/NURSING MANAGEMENT (0.2%)
        1,950   Manor Care, Inc.                                    8.00        03/01/08               2,232,750
                                                                                                 ---------------
                HOTELS/RESORTS/CRUISELINES (0.1%)
          510   Hyatt Equities LLC - 144A**                        6.875        06/15/07                 548,966
          835   Marriott International, Inc. (Series E)             7.00        01/15/08                 940,673
                                                                                                 ---------------
                                                                                                       1,489,639
                                                                                                 ---------------
                INDUSTRIAL CONGLOMERATES (0.1%)
          610   Honeywell International, Inc.                      6.125        11/01/11                 677,320
          335   Hutchison Whampoa International
                 Ltd. - 144A** (Virgin Islands)                     6.50        02/13/13                 351,866
          245   Hutchison Whampoa International
                 Ltd. - 144A** (Virgin Islands)                     5.45        11/24/10                 249,535
                                                                                                 ---------------
                                                                                                       1,278,721
                                                                                                 ---------------
                INFORMATION TECHNOLOGY SERVICES (0.0%)
          180   Electronic Data Systems Corp.                      7.125        10/15/09                 198,059
          260   Electronic Data Systems Corp.                       6.00        08/01/13                 261,755
                                                                                                 ---------------
                                                                                                         459,814
                                                                                                 ---------------
                INTEGRATED OIL (0.1%)
          395   Amerada Hess Corp.                                 7.875        10/01/29                 442,774
          830   Conoco Inc.                                         6.95        04/15/29                 962,214
                                                                                                 ---------------
                                                                                                       1,404,988
                                                                                                 ---------------
                INVESTMENT BANKS/BROKERS (0.1%)
          320   Goldman Sachs Group Inc.                            5.25        10/15/13                 325,396
          640   Goldman Sachs Group Inc.                            6.60        01/15/12                 722,025
          395   Goldman Sachs Group Inc.                           6.875        01/15/11                 451,639
                                                                                                 ---------------
                                                                                                       1,499,060
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
                LIFE/HEALTH INSURANCE (0.2%)
$       1,005   American General Corp.                              7.50%       07/15/25         $     1,225,230
          760   Mantis Reef Ltd. - 144A** (Australia)              4.692        11/14/08                 767,041
                                                                                                 ---------------
                                                                                                       1,992,271
                                                                                                 ---------------
                MAJOR BANKS (0.1%)
          195   Bank of New York (The)                              5.20        07/01/07                 209,460
          275   Bank One Corp.                                      6.00        02/17/09                 303,210
          485   Fleetboston Financial Corp.                         7.25        09/15/05                 526,514
                                                                                                 ---------------
                                                                                                       1,039,184
                                                                                                 ---------------
                MAJOR TELECOMMUNICATIONS (0.3%)
          420   AT&T Corp.                                          8.75        11/15/31                 492,810
          600   Deutsche Telekom International Finance Corp.
                 (Netherlands)                                      8.75        06/15/30                 763,240
        1,345   GTE Corp.                                           6.94        04/15/28               1,432,734
          150   Sprint Capital Corp.                                8.75        03/15/32                 182,814
          345   Telecom Italia Capital SpA - 144A** (Italy)         4.00        11/15/08                 344,492
                                                                                                 ---------------
                                                                                                       3,216,090
                                                                                                 ---------------
                MANAGED HEALTH CARE (0.2%)
          920   Aetna, Inc.                                        7.875        03/01/11               1,096,858
          225   Cigna Corp.                                        6.375        10/15/11                 247,414
          530   Wellpoint Health Network, Inc.                     6.375        06/15/06                 576,400
                                                                                                 ---------------
                                                                                                       1,920,672
                                                                                                 ---------------
                MEDIA CONGLOMERATES (0.1%)
          190   AOL Time Warner Inc.                                7.70        05/01/32                 221,633
          310   Time Warner, Inc.                                  6.625        05/15/29                 320,026
                                                                                                 ---------------
                                                                                                         541,659
                                                                                                 ---------------
                MOTOR VEHICLES (0.3%)
          645   DaimlerChrysler North American Holdings Co.         7.30        01/15/12                 725,906
          630   DaimlerChrysler North American Holdings Co.         8.50        01/18/31                 756,573
          325   Ford Motor Co.                                     6.625        10/01/28                 303,717
        1,315   Ford Motor Co.                                      7.45        07/16/31               1,338,953
                                                                                                 ---------------
                                                                                                       3,125,149
                                                                                                 ---------------
                MULTI-LINE INSURANCE (0.3%)
        1,355   Farmers Exchange Capital - 144A**                   7.05        07/15/28               1,317,208
           95   Hartford Financial Services Group, Inc.            2.375        06/01/06                  94,845
          900   Hartford Financial Services Group, Inc.             7.90        06/15/10               1,076,111

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
$         295   Nationwide Mutual Insurance Co. - 144A**            7.50%       02/15/24         $       304,649
        1,090   Nationwide Mutual Insurance Co. - 144A**            8.25        12/01/31               1,331,351
                                                                                                 ---------------
                                                                                                       4,124,164
                                                                                                 ---------------
                OIL & GAS PIPELINES (0.0%)
          240   Texas Eastern Transmission, L.P.                    7.00        07/15/32                 266,716
                                                                                                 ---------------
                OIL & GAS PRODUCTION (0.2%)
          125   Kerr-McGee Corp.                                   5.875        09/15/06                 134,463
          165   Kerr-McGee Corp.                                   6.875        09/15/11                 184,921
          385   Kerr-McGee Corp.                                   7.875        09/15/31                 452,755
          345   Nexen Inc. (Canada)                                 5.05        11/20/13                 346,138
          145   Pemex Project Funding Master Trust                 7.375        12/15/14                 155,875
          430   Pemex Project Funding Master Trust                  8.00        11/15/11                 488,050
          560   Pemex Project Funding Master Trust                 8.625        02/01/22                 621,600
          145   Pemex Project Funding Master Trust                 9.125        10/13/10                 174,362
           70   Petro-Canada (Canada)                               4.00        07/15/13                  65,501
          280   Petro-Canada (Canada)                               5.35        07/15/33                 256,958
                                                                                                 ---------------
                                                                                                       2,880,623
                                                                                                 ---------------
                OIL REFINING/MARKETING (0.0%)
          315   Marathon Oil Corp.                                  6.80        03/15/32                 344,670
                                                                                                 ---------------
                OTHER CONSUMER SERVICES (0.0%)
          100   Cendant Corp.                                      7.125        03/15/15                 114,213
          270   Cendant Corp.                                      7.375        01/15/13                 312,920
                                                                                                 ---------------
                                                                                                         427,133
                                                                                                 ---------------
                OTHER METALS/MINERALS (0.1%)
          355   BHP Billiton Finance (Australia)                    4.80        04/15/13                 360,788
          580   Inco Ltd. (Canada)                                  7.20        09/15/32                 666,229
          190   Inco Ltd. (Canada)                                  7.75        05/15/12                 227,692
                                                                                                 ---------------
                                                                                                       1,254,709
                                                                                                 ---------------
                PHARMACEUTICALS: MAJOR (0.0%)
          235   Schering-Plough Corp.                               5.30        12/01/13                 241,579
                                                                                                 ---------------
                PUBLISHING: NEWSPAPERS (0.1%)
        1,250   News America Holdings, Inc.                         7.75        12/01/45               1,495,646
                                                                                                 ---------------
                PULP & PAPER (0.1%)
          385   International Paper Co.                             4.25        01/15/09                 389,336
          305   Sappi Papier Holding AG - 144A** (Austria)          6.75        06/15/12                 338,325
                                                                                                 ---------------
                                                                                                         727,661
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
                REAL ESTATE DEVELOPMENT (0.1%)
$       1,520   World Financial Properties - 144A**                 6.91%       09/01/13         $     1,697,812
                                                                                                 ---------------
                REAL ESTATE INVESTMENT TRUSTS (0.1%)
          770   EOP Operating LP                                   6.763        06/15/07                 854,763
           95   Rouse Co. (The)                                    5.375        11/26/13                  95,947
          305   Simon Property Group LP                            6.375        11/15/07                 337,895
          375   Vornado Realty Trust                               5.625        06/15/07                 402,319
                                                                                                 ---------------
                                                                                                       1,690,924
                                                                                                 ---------------
                SAVINGS BANKS (0.0%)
          470   Washington Mutual, Inc.                             5.50        01/15/13                 490,389
                                                                                                 ---------------
                SERVICES TO THE HEALTH INDUSTRY (0.1%)
          650   Anthem Insurance Companies, Inc. - 144A**          9.125        04/01/10                 823,038
                                                                                                 ---------------
                TOBACCO (0.1%)
          260   Altria Group, Inc.                                  7.00        11/04/13                 283,402
          360   Altria Group, Inc.                                  7.75        01/15/27                 397,899
                                                                                                 ---------------
                                                                                                         681,301
                                                                                                 ---------------
                WIRELESS TELECOMMUNICATIONS (0.0%)
          250   AT&T Wireless - Services Inc.                       8.75        03/01/31                 317,948
                                                                                                 ---------------
                TOTAL CORPORATE BONDS
                 (COST $72,019,865)                                                                   78,429,616
                                                                                                 ---------------
                ASSET-BACKED SECURITIES (1.0%)
                FINANCE/RENTAL/LEASING
        2,300   American Express Credit Account                     5.53        10/15/08               2,461,458
        2,960   Chase Credit Card Master Trust                      5.50        11/17/08               3,183,296
        2,230   Citibank Credit Issuance Trust                      6.90        10/15/07               2,413,944
          488   Harley-Davidson Motorcycle Trust 2002-1             3.02        09/15/06                 490,066
        1,550   MBNA Master Credit Card Trust                       5.90        08/15/11               1,716,921
        1,800   Nissan Auto Receivables Owner Trust                 4.80        02/15/07               1,837,149
                                                                                                 ---------------
                ASSET-BACKED SECURITIES
                 (COST $11,403,108)                                                                   12,102,834
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY
                MORTGAGE BACKED SECURITIES (5.2%)
                Federal Home Loan Mortgage Corp. Gold
$       7,727                                                       6.50%  07/01/29 - 12/01/32   $     8,118,815
          485                                                       7.50   01/01/30 - 08/01/32           521,265
           21                                                       8.00        07/01/30                  22,822
                Federal Home Loan Mortgage Corp.
        2,080                                                      5.125        11/07/13               2,090,098
        2,834                                                       7.50   11/01/29 - 05/01/32         3,043,405
                Federal National Mortgage Assoc.
        3,425                                                       7.00            +                  3,633,711
          600                                                       7.50            +                    641,813
       22,402                                                       6.50   08/01/32 - 02/01/33        23,516,226
        5,944                                                       7.00   12/01/17 - 02/01/33         6,308,222
        7,243                                                       7.50   07/01/29 - 02/01/32         7,747,787
        9,525                                                       8.00   05/01/09 - 02/01/32        10,286,090
                                                                                                 ---------------
                TOTAL U.S. GOVERNMENT AGENCY
                MORTGAGE BACKED SECURITIES
                 (COST $62,989,433)                                                                   65,930,254
                                                                                                 ---------------
                U.S. GOVERNMENT OBLIGATIONS (14.4%)
          250   U.S. Treasury Bond                                  5.50        08/15/28                 264,815
          750   U.S. Treasury Bond                                 6.125        08/15/29                 863,995
        5,550   U.S. Treasury Bond                                 8.125        08/15/19               7,588,760
        9,900   U.S. Treasury Bond                                 8.125        08/15/21              13,676,315
      150,000   U.S. Treasury Note                                 3.625        05/15/13             145,517,700
        3,500   U.S. Treasury Note                                 3.875        02/15/13               3,457,755
        4,500   U.S. Treasury Note                                  3.50        11/15/06               4,652,757
        4,850   U.S. Treasury Note                                  6.50        02/15/10               5,654,989
                                                                                                 ---------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (COST $179,304,378)                                                                 181,677,086
                                                                                                 ---------------
                SHORT-TERM INVESTMENTS (2.3%)
                U.S. GOVERNMENT OBLIGATIONS (a) (0.1%)
          500   U.S. Treasury Bill ***                              1.00        03/25/04                 499,250
          400   U.S. Treasury Bill ***                             0.945        07/15/04                 398,278
                                                                                                 ---------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (COST $897,531)                                                                         897,528
                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                      COUPON         MATURITY
  THOUSANDS                                                       RATE            DATE                VALUE
----------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENT (2.2%)
$      27,869   Joint repurchase agreement account
                 (dated 01/30/04; proceeds $27,869,790) (b)
                 (COST $27,869,000)                                 1.02%       02/02/04         $    27,869,000
                                                                                                 ---------------
                TOTAL SHORT-TERM INVESTMENTS
                 (COST $28,766,531)                                                                   28,766,528
                                                                                                 ---------------
                TOTAL INVESTMENTS
                 (COST $1,002,989,561) (c) (d)                                   100.1%            1,260,170,020
                LIABILITIES IN EXCESS OF OTHER ASSETS                             (0.1)               (1,354,652)
                                                                                 -----           ---------------
                NET ASSETS                                                       100.0%          $ 1,258,815,368
                                                                                 =====           ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
     FSA  FINANCIAL SECURITY ASSURANCE INC.
     *    NON-INCOME PRODUCING SECURITY.
     **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     *** THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $897,528.
     + SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $16,632,245 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
     (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $292,829,228 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $35,648,769, RESULTING IN NET UNREALIZED APPRECIATION OF $257,180,459.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2004:

                                                                         UNREALIZED
NUMBER OF                  DESCRIPTION/DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT       MONTH, AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------
   10         Long      U.S. Treasury Note, 5 Year   $     1,123,281   $        8,723
                        March 2004
  109         Short     U.S. Treasury Note, 10 Year      (12,364,688)        (226,292)
                        March 2004
                                                                       --------------
                        Net unrealized depreciation                    $     (217,569)
                                                                       ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $1,002,989,561)        $ 1,260,170,020
Receivable for:
  Interest                                                             3,674,504
  Shares of beneficial interest sold                                   1,131,680
  Dividends                                                              981,310
  Investments sold                                                       483,499
  Foreign withholding taxes reclaimed                                     10,042
Prepaid expenses and other assets                                         53,088
                                                                 ---------------
    TOTAL ASSETS                                                   1,266,504,143
                                                                 ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                4,276,544
  Shares of beneficial interest redeemed                               1,564,953
  Distribution fee                                                       980,362
  Investment management fee                                              600,995
Accrued expenses and other payables                                      265,921
                                                                 ---------------
    TOTAL LIABILITIES                                                  7,688,775
                                                                 ---------------
    NET ASSETS                                                   $ 1,258,815,368
                                                                 ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                  $ 1,239,337,094
Net unrealized appreciation                                          256,964,531
Dividends in excess of net investment income                            (726,954)
Accumulated net realized loss                                       (236,759,303)
                                                                 ---------------
    NET ASSETS                                                   $ 1,258,815,368
                                                                 ===============
CLASS A SHARES:
Net Assets                                                       $    60,816,385
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              3,668,256
    NET ASSET VALUE PER SHARE                                    $         16.58
                                                                 ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)              $         17.50
                                                                 ===============
CLASS B SHARES:
Net Assets                                                       $ 1,089,068,425
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             65,623,802
    NET ASSET VALUE PER SHARE                                    $         16.60
                                                                 ===============
CLASS C SHARES:
Net Assets                                                       $    43,264,707
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              2,620,186
    NET ASSET VALUE PER SHARE                                    $         16.51
                                                                 ===============
CLASS D SHARES:
Net Assets                                                       $    65,665,851
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              3,956,159
    NET ASSET VALUE PER SHARE                                    $         16.60
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                         $     7,523,070
Dividends (net of $40,273 foreign withholding tax)                     5,299,526
                                                                 ---------------
    TOTAL INCOME                                                      12,822,596
                                                                 ---------------
EXPENSES
Distribution fee (Class A shares)                                         72,244
Distribution fee (Class B shares)                                      5,358,444
Distribution fee (Class C shares)                                        203,250
Investment management fee                                              3,461,998
Transfer agent fees and expenses                                         781,826
Shareholder reports and notices                                           57,003
Registration fees                                                         36,660
Custodian fees                                                            32,079
Professional fees                                                         24,440
Trustees' fees and expenses                                                8,779
Other                                                                     22,330
                                                                 ---------------
    TOTAL EXPENSES                                                    10,059,053
                                                                 ---------------
    NET INVESTMENT INCOME                                              2,763,543
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                           43,734,064
Futures contracts                                                        400,674
                                                                 ---------------
    NET REALIZED LOSS                                                 44,134,738
                                                                 ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                          103,944,234
Futures contracts                                                     (1,164,313)
                                                                 ---------------
    NET APPRECIATION                                                 102,779,921
                                                                 ---------------
    NET GAIN                                                         146,914,659
                                                                 ---------------
NET INCREASE                                                     $   149,678,202
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX     FOR THE YEAR
                                                                   MONTHS ENDED         ENDED
                                                                 JANUARY 31, 2004   JULY 31, 2003
                                                                 ----------------  ---------------
                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                            $      2,763,543  $     2,985,852
Net realized gain (loss)                                               44,134,738      (66,373,339)
Net change in unrealized appreciation                                 102,779,921      158,848,307
                                                                 ----------------  ---------------

    NET INCREASE                                                      149,678,202       95,460,820
                                                                 ----------------  ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                           (346,012)        (867,122)
Class B shares                                                         (2,380,270)      (4,004,321)
Class C shares                                                            (96,660)        (103,363)
Class D shares                                                           (457,155)        (806,241)
                                                                 ----------------  ---------------

    TOTAL DIVIDENDS                                                    (3,280,097)      (5,781,047)
                                                                 ----------------  ---------------

Net decrease from transactions in shares of beneficial interest       (81,126,328)    (284,302,141)
                                                                 ----------------  ---------------

    NET INCREASE (DECREASE)                                            65,271,777     (194,622,368)

NET ASSETS:
Beginning of period                                                 1,193,543,591    1,388,165,959
                                                                 ----------------  ---------------

END OF PERIOD
(Including dividends in excess of net investment income of
$726,954 and $210,400, respectively)                             $  1,258,815,368  $ 1,193,543,591
                                                                 ================  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;
(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,170,047 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,224, $536,330 and $2,742, respectively and received $73,521 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2004 aggregated $278,215,261, and $389,918,518, respectively.
Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $148,516,015 and $173,425,016, respectively.

For the six months ended January 31, 2004, the Fund incurred brokerage commissions of $59,875 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $43,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended January 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,812. At January 31, 2004, the Fund had an accrued pension liability of $77,021 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX                      FOR THE YEAR
                                                MONTHS ENDED                         ENDED
                                              JANUARY 31, 2004                   JULY 31, 2003
                                      -------------------------------   -------------------------------
                                                (UNAUDITED)
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                      --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                         510,281   $    8,018,557        1,845,888   $   24,260,526
Reinvestment of dividends                     20,947          326,598           44,688          590,931
Redeemed                                    (529,075)      (8,318,460)      (4,032,753)     (52,770,954)
                                      --------------   --------------   --------------   --------------
Net increase (decrease) -- Class A             2,153           26,695       (2,142,177)     (27,919,497)
                                      --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                                       3,052,920       47,542,267        5,788,543       78,164,128
Reinvestment of dividends                    132,824        2,078,118          267,210        3,508,089
Redeemed                                  (8,284,588)    (129,516,874)     (25,138,244)    (334,420,291)
                                      --------------   --------------   --------------   --------------
Net decrease -- Class B                   (5,098,844)     (79,896,489)     (19,082,491)    (252,748,074)
                                      --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                         383,731        5,913,136          594,700        7,963,172
Reinvestment of dividends                      5,634           87,677            7,120           93,720
Redeemed                                    (248,961)      (3,913,575)        (701,340)      (9,319,392)
                                      --------------   --------------   --------------   --------------
Net increase (decrease) -- Class C           140,404        2,087,238          (99,520)      (1,262,500)
                                      --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                         301,181        4,723,714          609,164        8,132,406
Reinvestment of dividends                     27,209          424,685           56,139          745,232
Redeemed                                    (541,342)      (8,492,171)        (839,347)     (11,249,708)
                                      --------------   --------------   --------------   --------------
Net decrease -- Class D                     (212,952)      (3,343,772)        (174,044)      (2,372,070)
                                      --------------   --------------   --------------   --------------
Net decrease in Fund                      (5,169,239)  $  (81,126,328)     (21,498,232)  $ (284,302,141)
                                      ==============   ==============   ==============   ==============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2003, the Fund had a net capital loss carryforward of $271,186,519 of which $16,425,882 will expire on July 31, 2009, $158,335,545 will expire on July 31, 2010 and $96,425,092 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Strategist Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                        FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED        ---------------------------------------------------------
                                               JANUARY 31, 2004        2003        2002        2001        2000        1999
                                               ----------------      ---------   ---------   ---------   ---------   ---------
                                                 (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $         14.72      $   13.53   $   16.43   $   20.64   $   20.16   $   20.23
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income++                                  0.09           0.14        0.22        0.44        0.44        0.32
  Net realized and unrealized gain (loss)                  1.86           1.21       (2.84)      (1.55)       2.16        1.46
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations             1.95           1.35       (2.62)      (1.11)       2.60        1.78
                                                ---------------      ---------   ---------   ---------   ---------   ---------

Less dividends and distributions from:
  Net investment income                                   (0.09)         (0.16)      (0.28)      (0.50)      (0.37)      (0.32)
  Net realized gain                                           -              -           -       (2.60)      (1.75)      (1.53)
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Total dividends and distributions                         (0.09)         (0.16)      (0.28)      (3.10)      (2.12)      (1.85)
                                                ---------------      ---------   ---------   ---------   ---------   ---------

Net asset value, end of period                  $         16.58      $   14.72   $   13.53   $   16.43   $   20.64   $   20.16
                                                ===============      =========   =========   =========   =========   =========
TOTAL RETURN+                                             13.31%(1)      10.11%     (16.14)%     (6.24)%     13.48%      10.01%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   0.97%(2)       0.93%       0.88%       0.85%       0.88%       0.87%
Net investment income                                      1.11%(2)       0.95%       1.44%       2.41%       2.06%       1.66%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $        60,816      $  53,951   $  78,583   $ 116,383   $ 110,600   $  64,418
Portfolio turnover rate                                      23%(1)        124%        164%        136%        187%        121%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 FOR THE SIX                        FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED        ---------------------------------------------------------
                                               JANUARY 31, 2004        2003        2002        2001        2000        1999
                                               ----------------      ---------   ---------   ---------   ---------   ---------
                                                 (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $         14.73      $   13.54   $   16.43   $   20.65   $   20.16   $   20.23
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income++                                  0.03           0.02        0.10        0.30        0.29        0.19
  Net realized and unrealized gain (loss)                  1.88           1.22       (2.84)      (1.57)       2.18        1.46
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations             1.91           1.24       (2.74)      (1.27)       2.47        1.65
                                                ---------------      ---------   ---------   ---------   ---------   ---------

Less dividends and distributions from:
  Net investment income                                   (0.04)         (0.05)      (0.15)      (0.35)      (0.23)      (0.19)
  Net realized gain                                           -              -           -       (2.60)      (1.75)      (1.53)
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Total dividends and distributions                         (0.04)         (0.05)      (0.15)      (2.95)      (1.98)      (1.72)
                                                ---------------      ---------   ---------   ---------   ---------   ---------

Net asset value, end of period                  $         16.60      $   14.73   $   13.54   $   16.43   $   20.65   $   20.16
                                                ===============      =========   =========   =========   =========   =========
TOTAL RETURN+                                             12.95%(1)       9.20%     (16.77)%     (7.05)%     12.79%       9.23%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.72%(2)       1.73%       1.67%       1.63%       1.53%       1.57%
Net investment income                                      0.36%(2)       0.15%       0.64%       1.63%       1.41%       0.96%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $         1,089      $   1,042   $   1,216   $   1,827   $   2,044   $   1,834
Portfolio turnover rate                                      23%(1)        124%        164%        136%        187%        121%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 FOR THE SIX                        FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED        ---------------------------------------------------------
                                               JANUARY 31, 2004        2003        2002        2001        2000        1999
                                               ----------------      ---------   ---------   ---------   ---------   ---------
                                                 (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $         14.66      $   13.46   $   16.36   $   20.57   $   20.11   $   20.19
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.03           0.03        0.10        0.29        0.29        0.16
  Net realized and unrealized gain (loss)                  1.86           1.21       (2.83)      (1.55)       2.15        1.47
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations             1.89           1.24       (2.73)      (1.26)       2.44        1.63
                                                ---------------      ---------   ---------   ---------   ---------   ---------

Less dividends and distributions from:
  Net investment income                                   (0.04)         (0.04)      (0.17)      (0.35)      (0.23)      (0.18)
  Net realized gain                                           -              -           -       (2.60)      (1.75)      (1.53)
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Total dividends and distributions                         (0.04)         (0.04)      (0.17)      (2.95)      (1.98)      (1.71)
                                                ---------------      ---------   ---------   ---------   ---------   ---------

Net asset value, end of period                  $         16.51      $   14.66   $   13.46   $   16.36   $   20.57   $   20.11
                                                ===============      =========   =========   =========   =========   =========
TOTAL RETURN+                                             12.89%(1)       9.09%     (16.70)%     (7.00)%     12.62%       9.15%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.72%(2)       1.73%       1.67%       1.63%       1.63%       1.65%
Net investment income                                      0.36%(2)       0.15%       0.64%       1.63%       1.31%       0.88%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $        43,265      $  36,351   $  34,727   $  45,612   $  39,006   $  16,147
Portfolio turnover rate                                      23%(1)        124%        164%        136%        187%        121%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 FOR THE SIX                        FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED        ---------------------------------------------------------
                                               JANUARY 31, 2004        2003        2002        2001        2000        1999
                                               ----------------      ---------   ---------   ---------   ---------   ---------
                                                 (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $         14.73      $   13.55   $   16.45   $   20.67   $   20.18   $   20.25
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Income (loss) from investment operations:
  Net investment income++                                  0.11           0.16        0.26        0.48        0.48        0.37
  Net realized and unrealized gain (loss)                  1.87           1.21       (2.85)      (1.56)       2.18        1.45
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Total income (loss) from investment operations             1.98           1.37       (2.59)      (1.08)       2.66        1.82
                                                ---------------      ---------   ---------   ---------   ---------   ---------

Less dividends and distributions from:
  Net investment income                                   (0.11)         (0.19)      (0.31)      (0.54)      (0.42)      (0.36)
  Net realized gain                                           -              -           -       (2.60)      (1.75)      (1.53)
                                                ---------------      ---------   ---------   ---------   ---------   ---------
Total dividends and distributions                         (0.11)         (0.19)      (0.31)      (3.14)      (2.17)      (1.89)
                                                ---------------      ---------   ---------   ---------   ---------   ---------

Net asset value, end of period                  $         16.60      $   14.73   $   13.55   $   16.45   $   20.67   $   20.18
                                                ===============      =========   =========   =========   =========   =========

TOTAL RETURN+                                             13.51%(1)      10.25%     (15.94)%     (6.07)%     13.79%      10.23%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   0.72%(2)       0.73%       0.67%       0.63%       0.63%       0.65%
Net investment income                                      1.36%(2)       1.15%       1.64%       2.63%       2.31%       1.88%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $        65,666      $  61,423   $  58,834   $  81,594   $  80,925   $  72,554
Portfolio turnover rate                                      23%(1)        124%        164%        136%        187%        121%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]


                                                    38585RPT-00-13917C04-AP-3/04
MORGAN STANLEY FUNDS

[GRAPHIC]

MORGAN STANLEY STRATEGIST FUND

SEMIANNUAL REPORT
JANUARY 31, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004